Secured Term Loan Facilities and Revolving Credit Facilities - Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$ 123,024	$ 101,558
Less: current portion of deferred financing costs	(2,697)	(2,549)
Current portion of secured term loan facilities, net of deferred financing costs	120,327	99,009
Non-Current Liability
Secured term loan facilities and revolving credit facilities, non-current portion	687,473	660,489
Less: non-current portion of deferred financing costs	(4,156)	(4,011)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	683,317	656,478
Nonrelated Party [Member]
Non-Current Liability
Secured term loan facilities and revolving credit facilities, non-current portion	646,131	612,349
Related Party [Member]
Non-Current Liability
Secured term loan facilities and revolving credit facilities, non-current portion	$ 41,342	$ 48,140